DERIVATIVES - Summary of Derivative Financial Instruments and Balances (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 16,941,027	$ 19,339,867
Derivative Asset	397,104
Derivative Liability	(397,385)	$ (263,131)
Derivative Asset, Statement of Financial Position [Extensible Enumeration]		Accrued interest and other assets
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	15,941,027	$ 18,339,867
Derivative Asset	396,717	262,880
Derivative Liability	(396,766)	(263,131)
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	1,000,000	1,000,000
Derivative Asset	387	6,896
Derivative Liability	(619)	0
Fair Value Hedges | Matched interest rate swaps | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	2,211,542	2,172,714
Derivative Asset	95,292	104,092
Derivative Liability	(6,849)	(13,232)
Fair Value Hedges | Matched interest rate swaps | Accrued interest and other assets
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	2,211,542	2,172,714
Derivative Asset	6,849	13,232
Derivative Liability	(95,341)	(104,343)
Foreign Exchange | Matched interest rate swaps | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	5,741,839	6,972,870
Derivative Asset	132,732	60,825
Derivative Liability	(161,686)	(84,731)
Foreign Exchange | Matched interest rate swaps | Accrued interest and other assets
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	5,772,686	7,021,569
Derivative Asset	161,686	84,731
Derivative Liability	$ (132,732)	$ (60,825)
Cash Flow Hedging | Interest Rate Floor | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Accrued interest and other assets	Accrued interest and other assets
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities
Cash Flow Hedging | Interest Rate Floor | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 1,000,000	$ 1,000,000
Cash Flow Hedging | Interest Rate Floor | Accrued interest and other liabilities | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 1,000,000	$ 1,000,000
Derivative [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities
Derivative [Member] | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 2,200,000	$ 2,200,000
Derivative [Member] | Foreign Exchange
Derivatives, Fair Value [Line Items]
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities
Derivative [Member] | Foreign Exchange | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 5,800,000	$ 7,000,000
Commodity | Matched interest rate swaps | Accrued interest and other liabilities | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	1,701	0
Derivative Asset	158	0
Derivative Liability	0	0
Commodity | Matched interest rate swaps | Accrued interest and other assets | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	1,717	0
Derivative Asset	0	0
Derivative Liability	$ (158)	$ 0